SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.   SHORT-TERM INVESTMENTS

The following is a summary of short-term investments:

	As of December 31,
	2022	2023

	(HK$ in thousands)

Treasury bills	666,883	2,135,266
Financial assets at fair value through profit or loss	270	830,528
Money market funds	7,911	148,819
Total	675,064	3,114,613

For the years ended December 31, 2021, 2022 and 2023, the Group recorded realized gain of nil, HK$23,059 thousand and HK$68,323 thousand related to short-term investments in the consolidated statements of comprehensive income, respectively.